Item 1. Report to Shareholders

T. Rowe Price Equity Index 500 Portfolio

Certified Financials

Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Equity Index 500 Portfolio

Certified Financials
(Unaudited)

                               For a share outstanding throughout each period
                              --------------------------------------------------
                             6 Months                Year            12/29/00
                                Ended               Ended             Through
                              6/30/03            12/31/02            12/31/01
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period     $        6.70       $        8.73       $       10.00

Investment activities

  Net investment
  income (loss)                  0.04                0.09                0.08

  Net realized and
  unrealized gain (loss)         0.73               (2.03)              (1.27)

  Total from
  investment activities          0.77               (1.94)              (1.19)

Distributions

  Net investment income         (0.04)              (0.09)              (0.08)

NET ASSET VALUE

End of period           $        7.43       $        6.70       $        8.73
                        --------------------------------------------------------

Ratios/Supplemental Data

Total return^                   11.53%             (22.29)%            (11.82)%

Ratio of total expenses to
average net assets               0.40%!               0.40%               0.40%

Ratio of net investment
income (loss) to average
net assets                       1.37%!               1.21%               0.98%

Portfolio turnover rate          26.1%!               43.7%               32.6%

Net assets, end of period
(in thousands)            $      5,263         $      4,475       $       5,011



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Equity Index 500 Portfolio

Certified Financials
June 30, 2003 (Unaudited)

                                                                  Shares   Value
--------------------------------------------------------------------------------
                                                                    In thousands

Common Stocks  97.7%

CONSUMER DISCRETIONARY  10.3%

Auto Components  0.2%

Johnson Controls                                        40      $             4

Delphi                                                 310                    3

Dana                                                    70                    1

Cooper Tire                                             40                    1

Visteon                                                 80                    0

Goodyear Tire & Rubber                                 100                    0

                                                                              9


Automobiles  0.5%

Ford Motor                                           1,050                   12

GM                                                     310                   11

Harley-Davidson                                        160                    6

                                                                             29


Distributors  0.1%

Genuine Parts                                          100                    3

                                                                              3


Hotels, Restaurants & Leisure  1.1%

McDonald's                                             710                   16

Carnival                                               310                   10

International Game Technology *                         60                    6

Starbucks *                                            220                    5

Marriott, Class A                                      120                    5

Yum! Brands *                                          150                    4

Starwood Hotels & Resorts
Worldwide, REIT                                        120                    3

Hilton                                                 210                    3

Harrah's Entertainment *                                60                    2

Darden Restaurants                                     105                    2

Wendys                                                  50                    2

                                                                             58


Household Durables  0.5%

Newell Rubbermaid                                      160                    5

Fortune Brands                                          80                    4

Centex                                                  40                    3

Leggett & Platt                                        110                    2

Black & Decker                                          50                    2

Whirlpool                                               30                    2

Pulte                                                   30                    2

Stanley Works                                           50                    2

KB Home                                                 20                    1

Snap-On                                                 40                    1

Maytag                                                  40                    1

American Greetings, Class A *                           30      $             1

Tupperware                                              20                    0

                                                                             26


Internet & Catalog Retail  0.3%

e-Bay *                                                160                   17

                                                                             17


Leisure Equipment & Products  0.2%

Eastman Kodak                                          160                    4

Mattel                                                 230                    4

Hasbro                                                  90                    2

Brunswick                                               40                    1

                                                                             11


Media  3.9%

Viacom, Class B *                                      970                   42

AOL Time Warner *                                    2,455                   39

Comcast, Class A *                                   1,263                   38

Disney                                               1,120                   22

Clear Channel Communications *                         340                   14

Gannett                                                140                   11

Tribune                                                180                    9

McGraw-Hill                                            110                    7

Omnicom                                                 90                    6

Univision Communications, Class A *                    120                    4

New York Times, Class A                                 80                    4

Interpublic Group                                      220                    3

Knight-Ridder                                           40                    3

Dow Jones                                               40                    2

Meredith                                                30                    1

                                                                            205


Multiline Retail  1.0%

Target                                                 500                   19

Kohl's *                                               170                    9

Sears                                                  160                    5

Federated Department Stores                            110                    4

Family Dollar Stores                                   100                    4

May Department Stores                                  160                    4

Dollar General                                         190                    3

J.C. Penney                                            140                    2

Nordstrom                                               60                    1

Big Lots *                                              70                    1

Dillards, Class A                                       60                    1

                                                                             53


Specialty Retail  2.2%

Home Depot                                           1,270                   42

Lowe's                                                 420                   18

GAP                                                    470      $             9

Best Buy *                                             180                    8

Bed Bath & Beyond *                                    150                    6

TJX                                                    300                    6

Staples *                                              260                    5

The Limited                                            290                    4

AutoZone *                                              50                    4

Autonation *                                           200                    3

Tiffany                                                 90                    3

Office Depot *                                         160                    2

Sherwin-Williams                                        80                    2

Radio Shack                                             80                    2

Toys "R" Us *                                          130                    2

Circuit City Stores                                    130                    1

                                                                            117

Textiles, Apparel, & Luxury Goods  0.3%

Nike, Class B                                          150                    8

Jones Apparel Group *                                   80                    2

Liz Claiborne                                           60                    2

V. F.                                                   60                    2

Reebok *                                                40                    2

                                                                             16

Total Consumer Discretionary                                                544


CONSUMER STAPLES  11.1%

Beverages  2.7%

Coca-Cola                                            1,370                   64

PepsiCo                                                932                   41

Anheuser-Busch                                         470                   24

Coca-Cola Enterprises                                  250                    5

Pepsi Bottling Group                                   150                    3

Brown-Forman, Class B                                   30                    2

Coors, Class B                                          30                    1

                                                                            140


Food & Staples Retailing  3.7%

Wal-Mart                                             2,450                  131

Walgreen                                               550                   16

Sysco                                                  360                   11

Costco Wholesale *                                     240                    9

Kroger *                                               410                    7

CVS                                                    200                    6

Safeway *                                              250                    5

Albertson's                                            200                    4

Supervalu                                               80                    2

Winn-Dixie                                              90                    1

                                                                            192


Food Products  1.2%

General Mills                                          210      $            10

Sara Lee                                               430                    8

Kellogg                                                220                    8

Wrigley                                                130                    7

ConAgra                                                290                    7

Heinz                                                  180                    6

Hershey Foods                                           80                    6

Campbell Soup                                          220                    5

Archer-Daniels-Midland                                 343                    4

McCormick                                              100                    3

                                                                             64


Household Products  1.9%

Procter & Gamble                                       710                   63

Colgate-Palmolive                                      300                   18

Kimberly-Clark                                         290                   15

Clorox                                                 110                    5

                                                                            101


Personal Products  0.5%

Gillette                                               560                   18

Avon                                                   130                    8

Alberto Culver, Class B                                 40                    2

                                                                             28


Tobacco  1.1%

Altria Group                                         1,160                   53

UST                                                     90                    3

R.J. Reynolds Tobacco                                   60                    2

                                                                             58

Total Consumer Staples                                                      583


ENERGY  5.4%

Energy Equipment & Services  0.7%

Schlumberger                                           320                   15

Baker Hughes                                           170                    6

Halliburton                                            240                    6

BJ Services *                                          100                    4

Transocean *                                           160                    3

Nabors Industries *                                     80                    3

Noble Drilling *                                        60                    2

Rowan *                                                 40                    1

                                                                             40


Oil & Gas  4.7%

Exxon Mobil                                          3,730                  134

ChevronTexaco                                          577                   42

ConocoPhillips                                         380                   21

Occidental Petroleum                                   210                    7

Devon Energy                                           130      $             7

Burlington Resources                                   120                    6

Anadarko Petroleum                                     140                    6

Apache                                                  89                    6

Marathon Oil                                           170                    4

Unocal                                                 130                    4

EOG Resources                                           70                    3

Amerada Hess                                            40                    2

Kerr-McGee                                              40                    2

Sunoco                                                  40                    1

Ashland                                                 40                    1

                                                                            246

Total Energy                                                                286


FINANCIALS  19.0%

Capital Markets  3.2%

J.P. Morgan Chase                                    1,110                   38

Morgan Stanley                                         600                   26

Merrill Lynch                                          470                   22

Goldman Sachs Group                                    260                   22

Bank of New York                                       430                   12

Lehman Brothers                                        140                    9

Charles Schwab                                         740                    7

Mellon Financial                                       250                    7

State Street                                           170                    7

Northern Trust                                         130                    5

Franklin Resources                                     130                    5

Bear Stearns                                            50                    4

Janus Capital Group                                    130                    2

Federated Investors, Class B                            60                    2

                                                                            168


Commercial Banks  6.0%

Bank of America                                        810                   64

Wells Fargo                                            930                   47

Wachovia                                               750                   30

U.S. Bancorp                                         1,127                   28

Bank One                                               650                   24

Fifth Third Bancorp                                    307                   18

FleetBoston Financial                                  570                   17

National City                                          350                   12

SunTrust                                               160                   10

BB&T                                                   270                    9

PNC Financial Services Group                           150                    7

KeyCorp                                                240                    6

Comerica                                               110                    5

SouthTrust                                             180                    5

Regions Financial                                      130      $             4

AmSouth                                                180                    4

Synovus Financial                                      180                    4

Charter One Financial                                  119                    4

North Fork Bancorporation                              100                    3

Marshall & Ilsley                                      110                    3

Union Planters                                         105                    3

First Tennessee National                                60                    3

Huntington Bancshares                                  120                    2

Zions Bancorp                                           40                    2

                                                                            314


Consumer Finance  1.1%

American Express                                       720                   30

MBNA                                                   705                   15

SLM Corporation                                        210                    8

Capital One Financial                                  120                    6

Providian Financial *                                  150                    1

                                                                             60


Diversified Financial Services  2.5%

Citigroup                                            2,840                  121

Principal Financial Group                              180                    6

Moody's                                                 70                    4

                                                                            131


Insurance  4.1%

American International Group                         1,411                   78

Marsh & McLennan                                       290                   15

Allstate                                               390                   14

MetLife                                                370                   10

Prudential Financial                                   300                   10

Travelers Property Casualty, Class B                   558                    9

Progressive Corporation                                120                    9

AFLAC                                                  270                    8

XL Capital, Class A                                     80                    7

Hartford Financial Services Group                      130                    7

Chubb                                                  100                    6

John Hancock Financial Services                        170                    5

Loews                                                  110                    5

ACE Limited                                            130                    4

St. Paul Companies                                     120                    4

Lincoln National                                       110                    4

Aon                                                    160                    4

Cincinnati Financial                                    90                    3

AMBAC                                                   50                    3

MBIA                                                    65                    3

Jefferson Pilot                                         65                    3

Torchmark                                               70                    3

SAFECO                                                  70      $             2

UnumProvident                                          120                    2

                                                                            218


Real Estate  0.4%

Equity Office Properties, REIT                         230                    6

Equity Residential, REIT                               160                    4

Simon Property Group, REIT                             100                    4

Plum Creek Timber                                      100                    3

Apartment Investment
& Management, Class A, REIT                             50                    2

                                                                             19


Thrifts & Mortgage Finance  1.7%

Fannie Mae                                             550                   37

Washington Mutual                                      525                   22

Freddie Mac                                            380                   19

Golden West Financial                                   70                    6

Countrywide Financial                                   70                    5

MGIC Investment                                         50                    2

                                                                             91

Total Financials                                                          1,001


HEALTH CARE  14.0%

Biotechnology  1.2%

Amgen *                                                693                   46

MedImmune *                                            140                    5

Chiron *                                               110                    5

Genzyme *                                              100                    4

Biogen *                                                90                    4

                                                                             64


Health Care Equipment & Supplies  1.8%

Medtronic                                              670                   32

Boston Scientific *                                    210                   13

Baxter International                                   330                    9

Stryker                                                110                    8

Guidant                                                160                    7

St. Jude Medical *                                     110                    6

Becton, Dickinson                                      140                    6

Zimmer Holdings *                                      103                    5

Biomet                                                 150                    4

Applied Biosystems Group - Applera                     110                    2

Waters Corporation *                                    70                    2

C. R. Bard                                              20                    1

Millipore *                                             30                    1

Bausch & Lomb                                           30                    1

                                                                             97


Health Care Providers & Services  1.7%

UnitedHealth Group                                     320      $            16

Cardinal Health                                        250                   16

HCA                                                    290                    9

WellPoint Health Networks *                             90                    8

Anthem *                                                80                    6

McKesson HBOC                                          160                    6

Aetna                                                   90                    6

AmerisourceBergen                                       70                    5

CIGNA                                                   70                    3

Quest Diagnostics *                                     50                    3

Tenet Healthcare *                                     255                    3

Health Management, Class A                             130                    2

IMS Health                                             130                    2

Manor Care *                                            60                    2

Humana *                                                90                    1

Quintiles Transnational *                               60                    1

HealthSouth *                                          210                    0

                                                                             89


Pharmaceuticals  9.3%

Pfizer                                               4,414                  151

Johnson & Johnson                                    1,618                   84

Merck                                                1,260                   76

Eli Lilly                                              600                   41

Abbott Laboratories                                    870                   38

Wyeth                                                  740                   34

Bristol-Myers Squibb                                 1,070                   29

Schering-Plough                                        810                   15

Forest Laboratories *                                  200                   11

Allergan                                                60                    4

Watson Pharmaceuticals *                                50                    2

King Pharmaceuticals *                                 123                    2

                                                                            487

Total Health Care                                                           737


INDUSTRIALS & BUSINESS SERVICES  9.7%

Aerospace & Defense  1.6%

United Technologies                                    260                   18

Boeing                                                 460                   16

Honeywell International                                460                   12

Lockheed Martin                                        250                   12

Northrop Grumman                                       112                   10

General Dynamics                                       100                    7

Raytheon                                               210                    7

Rockwell Collins                                        90                    2

Goodrich                                                70                    2

Air Freight & Logistics  1.0%

UPS, Class B                                           630      $            40

Fedex                                                  160                   10

Ryder System                                            40                    1

                                                                             51


Airlines  0.2%

Southwest Airlines                                     420                    7

Delta                                                   80                    1

                                                                              8


Building Products  0.2%

Masco                                                  270                    6

American Standard *                                     40                    3

                                                                              9


Commercial Services & Supplies  0.9%

Cendant *                                              560                   10

Waste Management                                       320                    8

Apollo Group, Class A *                                100                    6

Pitney Bowes                                           130                    5

H&R Block                                              110                    5

Cintas                                                  90                    3

Avery Dennison                                          50                    3

Robert Half International *                            100                    2

R.R. Donnelley                                          70                    2

Equifax                                                 70                    2

Deluxe Corp.                                            30                    1

Allied Waste Industries *                              120                    1

Hudson Highland Group *                                  5                    0

                                                                             48


Construction & Engineering  0.0%

Fluor                                                   40                    1

McDermott International *                               30                    0

                                                                              1


Electrical Equipment  0.3%

Emerson Electric                                       240                   12

Rockwell Automation                                     90                    2

Cooper Industries                                       50                    2

American Power Conversion *                            110                    2

Power-One *                                             50                    1

Thomas & Betts *                                        20                    0

                                                                             19


Industrial Conglomerates  4.0%

GE                                                   5,470                  157

3M                                                     220                   29

Tyco International                                   1,115                   21

Textron                                                 60                    2

                                                                            209


Machinery  1.1%

Illinois Tool Works                                    160      $            11

Caterpillar                                            180                   10

Deere                                                  140                    6

PACCAR                                                  75                    5

Danaher                                                 70                    5

Ingersoll-Rand, Class A                                 90                    4

Dover                                                  120                    4

Parker Hannifin                                         70                    3

ITT Industries                                          40                    3

Eaton                                                   30                    2

Navistar *                                              50                    2

Pall                                                    60                    1

Cummins Engine                                          20                    1

Crane                                                   20                    0

                                                                             57


Road & Rail  0.4%

Union Pacific                                          140                    8

Burlington Northern Santa Fe                           220                    6

Norfolk Southern                                       210                    4

CSX                                                    120                    4

                                                                             22


Trading Companies & Distributors  0.0%

W. W. Grainger                                          40                    2

                                                                              2

Total Industrials & Business Services                                       512


INFORMATION TECHNOLOGY  15.2%

Communications Equipment  2.2%

Cisco Systems *                                      3,880                   65

QUALCOMM                                               440                   16

Motorola                                             1,270                   12

Corning *                                              700                    5

Lucent Technologies *                                2,160                    4

JDS Uniphase *                                         860                    3

CIENA *                                                360                    2

Scientific-Atlanta                                      70                    2

Comverse Technology *                                  100                    2

Avaya *                                                230                    1

Tellabs *                                              220                    1

ADC Telecommunications *                               570                    1

Andrew *                                                60                    1

Computer & Peripherals  3.6%

IBM                                                    940      $            77

Dell Computer *                                      1,400                   45

Hewlett-Packard                                      1,627                   35

EMC *                                                1,200                   12

Sun Microsystems *                                   1,800                    8

Lexmark International, Class A *                        80                    6

Apple Computer *                                       200                    4

Network Appliance *                                    180                    3

NCR *                                                   50                    1

Gateway *                                              170                    1

                                                                            192


Electronic Equipment & Instruments  0.4%

Agilent Technologies *                                 260                    5

Molex                                                  110                    3

Jabil Circuit *                                        110                    2

Solectron *                                            490                    2

Sanmina-SCI *                                          270                    2

Thermo Electron *                                       80                    2

Symbol Technologies                                    120                    1

Tektronix *                                             60                    1

PerkinElmer                                             70                    1

                                                                             19


Internet Software & Services  0.2%

Yahoo! *                                               320                   11

Monster Worldwide *                                     70                    1

                                                                             12


IT Services  1.2%

First Data                                             420                   18

Automatic Data Processing                              330                   11

Paychex                                                210                    6

Electronic Data Systems                                260                    6

SunGard Data Systems *                                 170                    4

Computer Sciences *                                    110                    4

Concord EFS *                                          280                    4

Fiserv *                                                90                    3

Sabre Holdings, Class A                                 90                    2

Unisys *                                               170                    2

Convergys *                                             90                    2

                                                                             62


Office Electronics  0.1%

Xerox *                                                380                    4

                                                                              4


Semiconductor & Semiconductor
Equipment  3.1%

Intel                                                3,630                   75

Texas Instruments                                      950                   17

Applied Materials *                                    890                   14

Analog Devices *                                       210      $             7

Maxim Integrated Products                              180                    6

Linear Technology                                      170                    5

KLA-Tencor *                                           110                    5

Xilinx *                                               160                    4

Micron Technology *                                    340                    4

Altera *                                               220                    4

Broadcom, Class A *                                    140                    4

Novellus Systems *                                      90                    3

National Semiconductor *                               100                    2

QLogic *                                                40                    2

NVIDIA *                                                80                    2

Teradyne *                                             100                    2

LSI Logic *                                            210                    2

Advanced Micro Devices *                               200                    1

PMC-Sierra *                                            90                    1

Applied Micro Circuits *                               160                    1

                                                                            161


Software  4.4%

Microsoft                                            5,840                  150

Oracle *                                             2,890                   35

Computer Associates                                    300                    7

VERITAS Software *                                     230                    7

Intuit *                                               120                    5

Electronic Arts *                                       70                    5

Symantec *                                             100                    4

Adobe Systems                                          120                    4

PeopleSoft *                                           180                    3

Siebel Systems *                                       280                    3

BMC Software *                                         140                    2

Citrix Systems *                                       100                    2

Compuware *                                            270                    2

Mercury Interactive *                                   40                    1

Novell *                                               270                    1

Autodesk                                                50                    1

Parametric Technology *                                180                    0

                                                                            232

Total Information Technology                                                797


MATERIALS  2.5%

Chemicals  1.4%

DuPont                                                 540                   22

Dow Chemical                                           498                   15

Praxair                                                100                    6

Air Products and Chemicals                             130                    5

PPG Industries                                         100                    5

Rohm & Haas                                            130                    4

Ecolab                                                 140      $             4

Monsanto                                               140                    3

International Flavors & Fragrances                      60                    2

Sigma Aldrich                                           30                    2

Engelhard                                               60                    2

Eastman Chemical                                        30                    1

Hercules *                                              70                    1

Great Lakes Chemical                                    20                    0

                                                                             72


Construction Materials  0.1%

Vulcan Materials                                        70                    3

                                                                              3


Containers & Packaging  0.1%

Sealed Air *                                            40                    2

Pactiv *                                                90                    2

Bemis                                                   30                    1

Ball                                                    20                    1

Temple-Inland                                           20                    1

                                                                              7


Metals & Mining  0.5%

Alcoa                                                  450                   11

Newmont Mining                                         210                    7

Freeport McMoRan Copper
Gold, Class B                                           90                    2

Phelps Dodge *                                          50                    2

Nucor                                                   30                    1

USX-U.S. Steel Group                                    60                    1

Allegheny Technologies                                 130                    1

Worthington Industries                                  60                    1

                                                                             26


Paper & Forest Products  0.4%

International Paper                                    260                    9

Weyerhaeuser                                           120                    6

Georgia-Pacific                                        150                    3

MeadWestvaco                                           108                    3

Boise Cascade                                           30                    1

Louisiana Pacific *                                     50                    1

                                                                             23

Total Materials                                                             131


TELECOMMUNICATION SERVICES  3.6%

Diversified Telecommunication Services  3.1%

Verizon Communications                               1,510                   60

SBC Communications                                   1,820                   47

BellSouth                                            1,020                   27

AT&T                                                   434                    8

Alltel                                                 170      $             8

Sprint                                                 510                    7

Qwest Communications
International *                                        950                    5

Centurytel                                              80                    3

Citizens Communications *                              150                    2

                                                                            167


Wireless Telecommunication Services  0.5%

AT&T Wireless *                                      1,487                   12

Nextel Communications, Class A *                       540                   10

Sprint PCS *                                           570                    3

                                                                             25

Total Telecommunication Services                                            192


TRUSTS & MUTUAL FUNDS  4.1%

Trusts & Mutual Funds  4.1%

S&P Depository Receipts Trust
Series I                                             2,200                  215

Total Trusts & Mutual Funds                                                 215


UTILITIES  2.8%

Electric Utilities  2.2%

Southern Company                                       380                   12

Dominion Resources                                     170                   11

Exelon                                                 170                   10

Entergy                                                130                    7

FPL Group                                              100                    7

FirstEnergy                                            163                    6

Progress Energy                                        140                    6

American Electric Power                                200                    6

Consolidated Edison                                    120                    5

Public Service Enterprise                              120                    5

PG&E *                                                 210                    4

TXU                                                    180                    4

Ameren                                                  90                    4

PPL                                                     90                    4

CINergy                                                100                    4

DTE Energy                                              90                    3

Constellation Energy Group                             100                    3

XCEL Energy                                            210                    3

Edison International *                                 170                    3

Pinnacle West Capital                                   50                    2

CenterPoint Energy                                     160                    1

Teco Energy                                             90                    1

Allegheny Energy                                        70                    1

CMS Energy                                              70      $             1

Gas Utilities  0.2%

Sempra Energy                                          110                    3

Kinder Morgan                                           50                    3

NiSource                                               140                    3

KeySpan                                                 70                    2

Peoples Energy                                          20                    1

NICOR                                                   20                    1

                                                                             13


Multi-Utilities & Unregulated Power  0.4%

Duke Energy                                            480                    9

Williams Companies                                     430                    3

El Paso Energy                                         341                    3

AES *                                                  290                    2

Calpine *                                              200                    1

Dynegy, Class A *                                      260                    1

Mirant *                                               201                    1

                                                                             20

Total Utilities                                                             146

Total Common Stocks (Cost $6,064)                                         5,144


Short-Term Investments  2.9%

U.S. Government Obligations 0.6%

U.S. Treasury Bills, 0.869%, 12/18/03 **            30,000                   30

                                                                             30


Money Market Funds  2.3%

T. Rowe Price Reserve
Investment Fund, 1.16% #                           123,327                  123

                                                                            123


Total Short-Term Investments (Cost $153)                                    153

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities

100.6% of Net Assets (Cost $6,217)                              $         5,297

Futures Contracts

                                    Contract        Unrealized
                    Expiration      Value           Gain (Loss)
                    -----------     -----------     -----------
                                            In thousands

Long, 3 S&P 500
E-mini contracts
$15,000 of U.S.
Treasury Bills
pledged as
initial margin             9/03     $       146     $        (1)

Net payments (receipts)
of variation
margin to date                                                1

Variation margin
receivable (payable)
on open futures
contracts                                                                  --

Other Assets Less
Liabilities                                                                 (34)

NET ASSETS                                                          $     5,263
                                                                    -----------

Net Assets Consist of:

Undistributed
net investment
income (loss)                                                       $         4

Undistributed net
realized gain (loss)                                                       (346)

Net unrealized
gain (loss)                                                                (921)

Paid-in-capital
applicable to
708,131 shares
of $0.0001 par
value capital
stock outstanding;
1,000,000,000 shares
of the Corporation
authorized                                                                6,526

NET ASSETS                                                          $     5,263
                                                                    -----------

NET ASSET VALUE
PER SHARE                                                           $      7.43
                                                                    -----------

#    Seven-day yield
*    Non-income producing
** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003.
REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

Statement of Operations
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)

In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend                                                 $       40

  Income distributions from mutual funds                            1

  Total income                                                     41

Investment management and administrative expense                    9

Net investment income (loss)                                       32

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                     (154)

  Futures                                                          16

  Net realized gain (loss)                                       (138)

Change in net unrealized gain (loss) on securities                641

Net realized and unrealized gain (loss)                           503


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      535
                                                           ----------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
--------------------------------------------------------------------------------

 Increase (Decrease) in Net Assets

 Operations

 Net investment income (loss)              $            32      $            59

   Net realized gain (loss)                           (138)                (165)

   Change in net unrealized gain (loss)                641               (1,120)

   Increase (decrease) in net
   assets from operations                              535               (1,226)

 Distributions to shareholders

   Net investment income                               (29)                 (59)

 Capital share transactions *

   Shares sold                                         870                4,944

   Distributions reinvested                             28                   59

   Shares redeemed                                    (616)              (4,254)

   Increase (decrease) in net
   assets from capital
   share transactions                                  282                  749

 Net Assets
 Increase (decrease) during period                     788                 (536)

 Beginning of period                                 4,475                5,011

 End of period                             $         5,263      $         4,475
                                           -------------------------------------

*Share information

   Shares sold                                         128                  601

   Distributions reinvested                              4                    8

   Shares redeemed                                     (92)                (515)

   Increase (decrease) in
   shares outstanding                                   40                   94


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(RT). Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

     Short-term debt securities are valued at amortized cost, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $817,000 and $591,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $209,000 of unused capital loss carryforwards, of which $26,000 expire in 2009, and $183,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $6,217,000. Net unrealized loss aggregated $921,000 at period-end, of which $233,000 related to appreciated investments and $1,154,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $8,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,000.




Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003